COMPANY'S OPERATIONS - Share capital increase (Details) R$ in Thousands	Dec. 10, 2025 BRL (R$)
Company's Operations [Line Items]
Increase (decrease) through other changes, equity	R$ 5,000,000
Capital increase reserve
Company's Operations [Line Items]
Increase (decrease) through other changes, equity	2,807,632
Investments reserve
Company's Operations [Line Items]
Increase (decrease) through other changes, equity	R$ 2,192,368